Accounts Receivable, Net - Schedule of Aging Analysis of Accounts Receivable, Net of Allowance For Credit Losses (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Aging Analysis of Accounts Receivable, Net of Allowance For Credit Losses [Line Items]
Accounts receivable, net of allowance for credit losses	$ 15,553	$ 22,934
Within 90 days [Member]
Schedule of Aging Analysis of Accounts Receivable, Net of Allowance For Credit Losses [Line Items]
Accounts receivable, net of allowance for credit losses	11,183	14,369
91 to 180 days [Member]
Schedule of Aging Analysis of Accounts Receivable, Net of Allowance For Credit Losses [Line Items]
Accounts receivable, net of allowance for credit losses	324	48
181 to 365 days [Member]
Schedule of Aging Analysis of Accounts Receivable, Net of Allowance For Credit Losses [Line Items]
Accounts receivable, net of allowance for credit losses	1,505	4,007
Over 1 year [Member]
Schedule of Aging Analysis of Accounts Receivable, Net of Allowance For Credit Losses [Line Items]
Accounts receivable, net of allowance for credit losses	$ 2,541	$ 4,510